OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER PAYABLES AND ACCRUED LIABILITIES
Schedule of other payables and accrued liabilities

	December 31,	December 31,
	2017	2018
Financial liabilities
-Payable for capital expenditures	6,283,484	5,694,632
-Accrued interest	827,367	396,286
-Payables withheld as guarantees and deposits	1,494,367	1,101,456
-Dividends payable by subsidiaries to non-controlling shareholders	223,942	543,207
-Consideration payable for investment projects	170,494	280,856
-Current portion of payables for mining rights	300,970	210,325
-Others	2,062,612	1,025,163
	11,363,236	9,251,925

Sales and other deposits from customers (note 2.2(c))	1,605,374	—
Taxes other than income taxes payable (Note)	818,979	831,040
Accrued payroll and bonus	76,683	220,851
Staff welfare payables	262,077	391,824
Current portion of obligations in relation to early retirement schemes (note 21)	537,516	516,536
Contribution payable for pension insurance	27,248	30,145
Output value-added tax on pending	—	252,691
Others	1,786	37,492
	3,329,663	2,280,579

	14,692,899	11,532,504

Note: Taxes other than income taxes payable mainly comprise accruals for value-added tax, resource tax, city construction tax and education surcharge.